Income Taxes - Tax Benefit (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of income tax benefit
Loss before income taxes and noncontrolling interest	$ 5,274	$ 211	$ 236
Argentina
Reconciliation of income tax benefit
Loss before income taxes and noncontrolling interest	(11,669)	(10,524)	(1,722)
Statutory tax rate	35.00%	35.00%	35.00%
Income before taxes at the statutory tax rate	4,084	3,683	603
Permanent differences	(3,083)	(1,749)	1,659
Income tax benefit of the year	$ 1,001	$ 1,934	$ 2,262